Business Acquisitions	6 Months Ended
Jun. 30, 2017
Business Combinations [Abstract]
Business Acquisitions

4.	Business Acquisitions

During the six months ended June 30, 2017, the Company completed the following acquisitions:

MotherLode Craft Distillery, LLC

On March 8, 2017, the Company completed the acquisition of MotherLode Craft Distillery, LLC (“MotherLode”), a small Portland, Oregon based provider of bottling services and production support to craft distilleries. The Company’s consolidated financial statements for the three and six months ended June 30, 2017 include MotherLode’s results of operations from the Acquisition date of March 8, 2017 through June 30, 2017. The Company’s consolidated financial statements reflect the final purchase accounting adjustments in accordance with ASC 805 “Business Combinations”, whereby the purchase price was allocated to the assets acquired and liabilities assumed based upon their estimated fair values on the Acquisition date. MotherLode had approximately $375,000 in revenues (unaudited) in 2016.

The following allocation of the purchase price is as follows:

Consideration given:
86,667 shares of common stock valued at $4.35 per share	$377,000
Assets and liabilities acquired:
Cash	7,062
Inventory	103,488
Property and equipment	46,250
Intangible assets - customer list and license	376,431
Goodwill	28,182
Accounts payable	(5,180)
Customer deposits	(179,233)
$377,000

Intangible assets are recorded at estimated fair value, as determined by management based on available information. The fair values assigned to customer list intangible asset was determined through the use of the income approach, specifically the relief from royalty and the multi-period excess earning methods. The major assumptions used in arriving at the estimated identifiable intangible asset value included management’s estimates of future cash flows, discounted at an appropriate rate of return which are based on the weighted average cost of capital for both the Company and other market participants, projected customer attrition rates, as well as applicable royalty rates for comparable assets. The useful lives for intangible assets were determined based upon the remaining useful economic lives of the tangible assets that are expected to contribute directly or indirectly to future cash flows. The customer relationships estimated useful life is seven years. The fair values assigned to the license intangible asset were determined through the use of the cost approach. The license has an indefinite life and will not be amortized.

Big Bottom Distillery, LLC

On May 1, 2017, the Company acquired 90% of the ownership of Big Bottom Distillery, LLC (“BBD”), a Hillsboro, Oregon based distiller of super premium spirits. The Company’s consolidated financial statements for the three and six months ended June 30, 2017 include BBD’s results of operations from the Acquisition date of May 1, 2017 through June 30, 2017. The Company’s consolidated financial statements reflect the final purchase accounting adjustments in accordance with ASC 805 “Business Combinations”, whereby the purchase price was allocated to the assets acquired and liabilities assumed based upon their estimated fair values on the Acquisition date. BBD had approximately $201,000 in revenues (unaudited) in 2016.

The following allocation of the purchase price is as follows:

Consideration given:
28,096 shares of common stock valued at $4.80 per share for 90%	$134,858
Noncontrolling interests	14,984
Total value of acquisition	$149,842

Assets and liabilities acquired:
Cash (overdraft)	$(2,521)
Accounts receivable	6,224
Inventory	129,922
Property and equipment	22,717
Intangible assets - license	25,000
Goodwill	193,374
Accrued liabilities	(52,841)
Notes payable	(172,033)
Total	$149,842

Intangible assets are recorded at estimated fair value, as determined by management based on available information. The fair values assigned to the license intangible asset were determined through the use of the cost approach. The license has an indefinite life and will not be amortized.